Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses (Non-accrual Loans) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	$ 12,846	$ 21,766
Foreclosed properties	2,187	2,236		1,750
Total nonperforming assets	15,033	24,002
Performing troubled debt restructurings	897	111
Total non-accrual loans and leases to gross loans and leases	1.46%	2.56%
Total non-performing assets to total gross loans and leases plus foreclosed properties, net	1.71%	2.81%
Total non-performing assets to total assets	1.26%	2.04%
Allowance for loan and lease losses to gross loans and leases	1.67%	1.66%	1.64%
Allowance for loan and lease losses to non-accrual loans and leases	114.48%	65.03%
Commercial real estate - owner occupied
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	929	2,972
Commercial real estate - non-owner occupied
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	464	2,249
Construction and land development
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	5,209	7,229
Multi-family
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	49	2,009
1-4 family
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	2,687	3,506
Total commercial real estate
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	9,338	17,965
Commercial and industrial
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	1,593	1,558
Direct financing leases, net
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	0	18
Home equity and second mortgages
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	791	1,002
Other
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	1,124	1,223
Total consumer and other loans
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	$ 1,915	$ 2,225